Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial instruments by category [Line Items]
Financial assets		$ 175,489	$ 184,768
Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		44,178	16,215
Financial assets neither past due nor impaired [member] | Trade receivables [member] | Existing customers (more than 6 months) with no defaults in the past [Member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	[1]	9,825	5,774
External credit grade Ba1 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		1,037	0
External credit rating A2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		780	1,196
External credit rating Ba2 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		6,156	5,511
External credit rating A3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		0	3,734
External credit rating Aaa [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		25,447	0
External credit grade Caa2 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		$ 933	$ 0

[1]	Group 1 - existing customers (more than 6 months) with no defaults in the past.